Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Income Taxes (Textuals) [Abstract]
Provision for income tax	$ 28,887	$ 16,590	$ 52,270	$ 33,379	$ 72,023	$ 46,097
Percentage of pretax income	27.90%	30.60%	27.60%	30.00%